Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
27.	CASH AND CASH EQUIVALENTS

	As at December 31,
	2022	2021
Cash on hand	-	9,470
Bank deposits	243,530	12,905,444
Other monetary funds	277,386	-
	520,916	12,914,914

	As at December 31,
	2022	2021
Renminbi	520,883	12,914,834
Hong Kong Dollars	33	80
United States Dollars	-	-
	520,916	12,914,914

Cash and cash equivalents comprise cash held by the Group and short-term deposits with an original maturity of three months or less. Bank deposits as at December 31, 2022 carry interest at market rates which ranged from 0.30% to 0.40% (2020: 0.30%-0.40%) per annum. Majority of our cash is deposited with financial institution in the PRC. Remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.